Investments - Locations - Additional Information (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2025 USD ($)	Dec. 31, 2024 USD ($) Property	Sep. 30, 2025 Property	Sep. 30, 2025 PROPERTY	Dec. 31, 2023 USD ($) Property	Feb. 03, 2023 USD ($) Property	Feb. 02, 2023 USD ($) Property	Dec. 31, 2022 USD ($) Property	Dec. 31, 2021 USD ($) Property
Net Investment Income [Line Items]
Number of property locations of investments (in locations)		3,312 [1]	3,564	3,564	3,206	3,101	3,101	3,084	2,866
Number of owned properties (in properties) | Property		3,269	3,395
Number of properties accounted as financing arrangements | Property		190	227
Number of properties owned as direct financing receivables | Property			101
Number of ground lease interests (in properties) | Property		25	22
Number of properties which secure certain mortgage loans (in properties) | Property		18	147
Gross acquisition cost of real estate investments | $	$ 14,100,000,000	$ 13,800,000,000
Loans and financing receivables, net | $	2,682,685,000	1,964,710,000			$ 1,103,931,000
Operating ground lease assets | $	$ 53,897,000	$ 57,245,000			52,068,000
Investments assets, percentage attributable to consolidated special purpose entity subsidiaries that are pledged as collateral under the non-recourse obligations of such special purpose entities	33.00%	33.00%
Gross investments | $	$ 16,854,087,000	$ 15,816,145,000			$ 14,801,634,000	$ 14,201,731,000	$ 12,207,484,000	$ 12,079,843,000	$ 10,748,937,000
Number of properties accounted as sales-type leases | Property		93
Number of ground lease interests (in properties) | Property		25
Lease Liabilities | $	137,800	$ 141,300
Notes Receivable | $		1,900
Aggregate Carying Amount [Member]
Net Investment Income [Line Items]
Gross investments | $	$ 16,900,000,000	$ 15,800,000,000

[1]	Includes $22.5 million and $23.7 million of interest income receivables associated with certain financing arrangements as of September 30, 2025 and December 31, 2024, respectively.